Consolidated Statements of Operations (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net loss per share, diluted		$ (0.53)	$ (0.67)	$ (0.22)
Weighted-average shares used in computing net loss per share, diluted	[1]	63,534,875	40,534,697	40,274,935

[1]	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also note 11, Shareholders’ Deficiency, for details.